Derivative Instruments and Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Inception Date	Feb. 01, 2011	Feb. 01, 2011
Derivative, Maturity Date	Jan. 24, 2021	Jan. 24, 2021
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 996,600	$ 1,032,000
Fair value at year-end	$ (112,299)	$ (94,882)